Other incomes by function	12 Months Ended
Dec. 31, 2019
Disclosure of other income by function [Abstract]
Disclosure Of Other Income By Function Explanatory [Text Block]
Note 30
Other incomes by function

Other income by function is detailed as follows:

Other incomes by function	For the years ended as of December 31,
	2019	2018	2017
	ThCh$	ThCh$	ThCh$
Sales of fixed assets	5,084,269	2,464,820	1,641,317
Rental income	315,325	266,335	535,555
Sale of glass	934,863	731,111	1,334,123
Claims recovery	82,896	831,230	761,290
Advance term license (1)	-	213,400,487	-
Other (1)	16,167,357	10,761,071	2,445,617
Total	22,584,710	228,455,054	6,717,902

(1)

See brands in
Note 1 – General information, letter C)
. Additionally, it is worth mentioning that the payments they have received from ABI are presented in the Consolidated Statement of Cash Flows, in Operating Activities, under the heading "Other charges for operating activities."